Transactions with Related Parties - Fabiana Services S.A. and Azara Services S.A. (Details)	35 Months Ended	36 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Fabiana Services S.A. | Consultancy Agreement commencing on February 3, 2013
Related Party Transaction [Line Items]
Consultancy agreement terms in year	5 years
Azara Services S.A. | Consultancy Agreement CEO Services January 2013 | Ocean Rig UDW Inc.
Related Party Transaction [Line Items]
Consultancy agreement terms in year		5 years